Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000024630
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,192	$ 10,659	$ 10,253	$ 10,558	$ 10,761	$ 10,608	$ 10,199	$ 10,017	$ 10,046	$ 10,011	$ 10,000
C000024631
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 10,811	10,312	9,944	10,276	10,514	10,409	10,050	9,909	9,977	9,977	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Treasury Index
Account Value	$ 11,581	11,001	10,550	10,842	11,008	10,835	10,356	10,124	10,137	10,098	10,000
FEDERATED INDEX: ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Treasury Index
Account Value	$ 11,581	$ 11,001	$ 10,550	$ 10,842	$ 11,008	$ 10,835	$ 10,356	$ 10,124	$ 10,137	$ 10,098	$ 10,000